Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2022	$ 38
2023	39
2024	48
2025	57
2026	67
From 2027 to 2031	299
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2022	5
2023	4
2024	7
2025	9
2026	8
From 2027 to 2031	$ 41